UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number:  775.832.6250

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2005


Item 1:	Schedule of Investments March 31, 2005 (unaudited)
ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2005
                                          Principal/      Market
                                            Shares         Value
INVESTMENT SECURITIES - 102%

CONVERTIBLE PREFERRED STOCK - 35%

AUSTRALIA - 5%
National Australia Bank 7.875%                48,500   $1,779,950
Village Roadshow 6.500%                        1,500       66,000
Village Roadshow (144A) 6.500% (b)            22,500      990,000
     Total Australia                                    2,835,950

UNITED STATES - 30%
AES Trust VII 6.000% Due 05-15-08             50,000    2,450,000
Carriage Services Cap Trust 7.000%
   Due 06-01-29                               39,000    1,638,000
Fannie Mae 5.375%                                 15    1,411,126
Fleetwood Capital Trust 6.000%
   Due 02-15-28                               50,000    2,162,500
Ford Motor Corp. Trust 6.500%
   Due 01-15-32 (d)                           27,000    1,224,180
Metromedia Int'l Group, Inc. 7.250% (d)       80,000    2,865,000
Paxson Communications 9.750% Due 12-31-06         90      466,673
Quadramed Corp (144A) 5.500% (b)              48,000      912,000
Titanium Metals Inc. 6.750%                   16,200    1,093,500
Washington Mutual 5.375% Due 07-01-41         34,300    1,810,354
    Total United States                                16,013,333

Total convertible preferred stock (cost- $13,477,486)  18,849,283

CONVERTIBLE BONDS - 52%

CANADA - 5%
Four Seasons Hotels 1.875% Due 07-30-24(d) 1,500,000    1,708,650
Placer Dome 2.750% Due 10-15-23            1,150,000    1,235,215
    Total Canada                                        2,943,865


ISRAEL - 1%
Teva Pharm (Series B)                        500,000      504,065
   0.250% Due 02-01-24

SINGAPORE - 1%
APP Finance VI Mauritius                  12,903,000      580,635
   0.000% Due 11-18-12 (a)(c)(d)

UNITED STATES - 45%

Affiliated Managers Group Inc.             1,700,000    1,892,950
   0.000% Due 05-07-21(c)(d)
AON Corporation                              100,000      117,750
   3.500% Due 11-15-12
Cell Therapeutics, Inc.                    1,500,000    1,096,440
   4.000% Due 07-01-10
Computer Associates International, Inc.    1,000,000    1,425,000
   5.000% Due 03-15-07
Corning Inc.                               1,500,000    1,725,570
   2.125% Due 04-15-23
Disney Walt Company                        1,850,000    2,032,688
   2.125% Due 04-15-23(d)
Durect Corp.                                 250,000      336,668
   6.250% Due 06-15-08
Eastman Kodak (144A)                       1,450,000    1,751,781
   3.375% Due 10-15-33 (b)(d)
Halliburton                                1,000,000    1,285,340
   3.125% Due 07-15-23
International Game Technology              1,000,000      642,000
   0.000% Due 01-29-33 (c)
Interpublic Group of Cos. Inc.               800,000      988,000
   4.500% Due 03-15-23
Johnson and Johnson                        1,700,000    1,570,375
   0.000% Due 07-28-20 (c)(d)(e)
Level Three Communications                 2,000,000    1,040,000
   6.000% Due 09-15-09
Liberty Media (TWX)                        1,800,000    1,975,500
   0.750% Due 03-30-23
Lowe's Companies Inc.                      1,450,000    1,363,363
   0.000% Due 02-16-21 (c)(d)
Scottish Annuity & Life Holdings           1,000,000    1,142,500
   4.500% Due 12-01-22
Silicon Valley Bancshares                    500,000      668,125
   0.000% Due 06-15-08(c)
Tower Automotive (144A)                    1,000,000      185,000
   5.750% Due 06-15-08(a)
UTSarcom, Inc.                             1,500,000    1,213,350
   0.875% Due 03-01-08
Universal Health Services                  2,600,000    1,514,500
   0.426% Due 06-23-20
        Total United States                            24,046,719

Total convertible bonds (cost - $26,089,406)           28,075,284

CONVERTIBLE BOND UNITS - 9%

AUSTRALIA - 3%
News Corp. 0.750% Due 03-15-23                 2,000    1,984,500

UNITED STATES - 6%
General Motors 6.250% Series C Due 07-15-33  100,000    2,080,000
Hercules Inc. 6.500% Due 06-30-29              1,220    1,006,500

         Total United States                            3,086,500

Total convertible bond units (cost - $5,401,689)        5,071,000


COMMON STOCK - 6%

UNITED STATES - 6%
COMSYS IT Partners, Inc (c)                   13,672      180,197
COMSYS IT Partners, Inc (c)(f)                68,192      898,771
Computer Associates International, Inc.       10,990      297,829
Hybridon, Inc. (c)                           209,618      123,675
Service Corp International (c)                70,627      528,290
USHealth Group                                12,359        5,080
World Airways, Inc. (c)                      177,866    1,223,718
      Total Common Stock (cost $2,962,443)              3,257,559


PREFERRED STOCK - (0%, cost $2,953)

GREAT BRITAIN - 0%
PTV Inc. $5.00                                   594        2,079


WARRANTS - (0%, cost - $8,544)

UNITED STATES -0%
McLeodUSA Inc.                                15,535          280


Total investment securities (cost - $47,942,522)       55,255,485

Other assets less liabilities - (2%)                   (1,133,240)

NET ASSETS - 100%                                     $54,122,245

(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Alza Corp. acquired by Johnson & Johnson.
(f) These securities are subject to contractual or legal Restrictions on their sale.

Percentages are based upon the fair value as a percent of net
  Assets as of March 31, 2005.

Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer

By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President